Operating Lease Liabilities - Schedule of Operating Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Operating Lease Liabilities [Line Items]
Operating lease liabilities (in Dollars)	$ 620,095	$ 484,043
Operating lease liabilities (in Dollars)	135,715	87,713
Total (in Dollars)	$ 755,810	$ 571,756
Minimum [Member]
Schedule of Operating Lease Liabilities [Line Items]
Short-term lease liabilities	21.00%	21.00%
Long-term lease liabilities	21.00%	21.00%
Maximum [Member]
Schedule of Operating Lease Liabilities [Line Items]
Short-term lease liabilities	55.00%	55.00%
Long-term lease liabilities	55.00%	55.00%